UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2010 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

January 31, 2010 (unaudited)

Shares		Value
COMMON STOCKS—98.82%

Banks—9.04%
151,000	Chuo Mitsui Trust Holdings, Inc.	536,956
709,500	Mitsubishi UFJ Financial Group, Inc.	3,678,365
405,000	Mizuho Financial Group, Inc.	789,631
209,000	The Bank of Yokohama, Ltd.	990,938
94,000	The Chiba Bank, Ltd.	568,561
257,000	The Sumitomo Trust & Banking Co., Ltd.	1,432,048
		7,996,499
Chemicals—5.51%
201,000	Asahi Kasei Corp.	1,001,994
40,800	Fujifilm Holdings Corp.	1,307,571
95,000	Mitsubishi Chemical Holdings Corp.	396,754
40,000	Nihon Parkerizing Co., Ltd.	507,810
12,800	Shin-Etsu Chemical Co., Ltd.	670,699
130,000	Sumitomo Chemical Co., Ltd.	586,131
155,000	Ube Industries, Ltd.	401,795
		4,872,754
Communication—4.03%
108	KDDI Corp.	570,090
42,900	NTT Corp.	1,810,668
791	NTT DoCoMo, Inc.	1,185,580
		3,566,338
Construction—1.74%
250,000	Haseko Corp. *	210,480
120,000	Sumitomo Forestry Co., Ltd.	880,027
37,000	Toshiba Plant Systems & Services Corp.	451,280
		1,541,787
Cosmetics—0.42%
13,300	Mandom Corp.	369,813

Electric Appliances—15.76%
19,800	Canon Inc.	775,374
169,000	Fujitsu Ltd.	1,040,922
2,500	Funai Electric Co., Ltd.	125,042
29,700	Hamamatsu Photonics K.K.	709,681
236,000	Hitachi Ltd.	813,072
8,500	Kyocera Corp.	772,128
59,000	Minebea Co., Ltd.	313,725
122,000	Mitsubishi Electric Corp.	955,511
14,000	Murata Manufacturing Co., Ltd.	770,023
150,000	NEC Corp.	388,834
8,500	Nidec Corp.	837,100
121,000	Panasonic Corp.	1,906,082
67,000	Sony Corp.	2,234,076
39,000	Stanley Electric Co., Ltd.	747,424
170,000	Toshiba Corp.	935,970
24,000	Yamatake Corp.	527,218
10,000	Yaskawa Electric Corp.	82,973
		13,935,155

See accompanying notes to financial statements.

1

Electric Power & Gas—3.19%
21,000	Electric Power Development Co., Ltd.	611,133
27,700	Kansai Electric Power Co., Inc.	631,819
49,600	Tokyo Electric Power Co., Inc.	1,337,942
60,000	Tokyo Gas Co., Inc.	243,270
		2,824,164
Foods—2.63%
138,000	Ajinomoto Co., Inc.	1,310,136
21,500	Nissin Foods Holdings Co., Ltd.	710,950
9,000	Unicharm Petcare Corp.	300,598
		2,321,684
Glass & Ceramic Products—1.87%
113,000	Asahi Glass Co., Ltd.	1,134,131
45,000	NGK Spark Plug Co., Ltd.	523,928
		1,658,059
Insurance—3.34%
141,000	Aioi Insurance Co., Ltd.	671,652
49,300	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,237,006
38,500	Tokio Marine Holdings, Inc.	1,040,656
		2,949,314
Iron & Steel—1.70%
23,700	JFE Holdings, Inc.	829,644
320,000	Kobe Steel, Ltd.	574,277
5,700	Kyoei Steel Ltd.	102,356
		1,506,277
Land Transportation—3.03%
20,700	East Japan Railway Co.	1,394,217
22,000	Hitachi Transport System, Ltd.	292,212
235,000	Nippon Express Co., Ltd.	989,254
		2,675,683
Machinery—5.65%
52,500	Komatsu Ltd.	1,058,491
19,800	Makita Corp.	662,413
442,000	Mitsubishi Heavy Industries, Ltd.	1,547,269
97,000	Ricoh Co., Ltd.	1,390,473
65,000	Sumitomo Heavy Industries, Ltd.	334,109
		4,992,755
Marine Transportation—0.07%
17,000	Nippon Yusen Kabushiki Kaisha	58,945

Metal Products—1.21%
60,400	JS Group Corp.	1,069,897

Non-Ferrous Metals—2.38%
120,300	Sumitomo Electric Industries, Ltd.	1,584,543
37,000	Sumitomo Metal Mining Co., Ltd.	517,270
		2,101,813
Oil & Coal Products—0.31%
59,000	Nippon Oil Corp.	276,471

Other Financing Business—0.36%
4,200	Orix Corp.	316,384

Other Products—0.98%
44,500	Namco Bandai Holdings Inc.	445,148
1,500	Nintendo Co., Ltd.	419,575
		864,723

See accompanying notes to financial statements.

2

Pharmaceutical—3.96%
28,000	Daiichi Sankyo Co., Ltd.	583,760
28,000	Kyorin Co., Ltd.	406,337
54,000	Mitsubishi Tanabe Pharma Corp.	766,899
63,000	Rohto Pharmaceutical Co., Ltd.	766,999
12,100	Takeda Pharmaceutical Co., Ltd.	532,818
14,000	Tsumura & Company	443,558
		3,500,371
Precision Instruments—1.05%
12,400	BML, Inc.	329,815
90,000	Shimadzu Corp.	597,208
		927,023
Pulp & Paper—0.61%
129,000	Oji Paper Co., Ltd.	543,038

Real Estate—2.45%
85,000	Mitsui Fudosan Co., Ltd.	1,445,386
17,000	Sumitomo Realty & Development Co., Ltd.	303,390
105,000	Tokyo Tatemono Co., Ltd.	416,417
		2,165,193
Retail Trade—4.52%
25,400	ABC-Mart Inc.	785,045
60,000	DCM Japan Holdings Co., Ltd.	361,582
85,000	J. Front Retailing Co., Ltd.	407,721
10,900	K’s Holdings Corp.	347,515
5,500	Nitori Co., Ltd.	416,750
8,000	Saint Marc Holdings Co., Ltd.	242,384
10,500	Seven & I Holdings Co., Ltd.	229,960
28,800	Shimachu Co., Ltd.	587,996
4,000	Shimamura Co., Ltd.	351,390
14,400	Xebio Co., Ltd.	270,548
		4,000,891
Rubber Products—0.71%
39,000	Bridgestone Corp.	625,158

Securities—1.51%
175,800	Nomura Holdings Inc.	1,332,084

Services—1.78%
26,000	Dentsu Inc.	600,820
51,500	Nichii Gakkan Co.	478,088
11,000	Secom Co., Ltd.	492,910
		1,571,818
Textile & Apparel—1.19%
90,500	Kuraray Co., Ltd.	1,056,686

Transportation Equipment—10.70%
24,000	Aisin Seiki Co., Ltd.	637,022
87,000	Honda Motor Co., Ltd.	2,963,609
365,000	Kawasaki Heavy Industries, Ltd.	942,118
67,900	Nissan Motor Co., Ltd.	553,610
14,100	Shimano Inc.	578,714
20,500	Suzuki Motor Corp.	465,775
26,000	Toyota Industries Corp.	766,722
65,700	Toyota Motor Corp.	2,554,636
		9,462,206

See accompanying notes to financial statements.

3

Wholesale Trade—7.12%
41,500	Hitachi High-Technologies Corp.	839,011
87,500	Mitsubishi Corp.	2,119,890
105,000	Mitsui & Co., Ltd.	1,549,352
158,300	Sumitomo Corp.	1,786,947
		6,295,200

Total Common Stocks (Cost—$90,458,207)		87,378,183

Principal
Amount
(000)			Value
SHORT-TERM INVESTMENTS—0.20%

U.S. DOLLAR TIME DEPOSIT—0.20%
174	JPMorgan Chase Bank, 0.05%, due 2/1/10 (Cost—$174,076)		174,076

Total Investments—99.02% (Cost—$90,632,283)			87,552,259

Other assets less liabilities—0.98%			868,121

NET ASSETS
	(Applicable to 14,446,336 shares of capital stock outstanding; equivalent to $6.12 per share)	100.00%	$88,420,380

* Non-income producing securities.

See accompanying notes to financial statements.

4

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical   assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -  Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Manager.  The Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 — Quoted Prices	$87,552,259	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$87,552,259	$—

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of January 31, 2010 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at January 31, 2010 was $90,458,207, excluding short-term interest-bearing investments.  At January 31, 2010, the net unrealized depreciation on investments, excluding short-term securities, of $3,080,024 was composed of gross appreciation of $6,583,473 for those investments having an excess of value over cost, and gross depreciation of $9,663,497 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)         The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a - 3(b)) and Rule 13a - 15(b) or 15d - 15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: February 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: February 10, 2010
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Yoshiaki Uematsu	Date: February 10, 2010
Yoshiaki Uematsu, President and Principal Executive Officer